Income from reinsurance ceded	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income from reinsurance ceded
9 Income from reinsurance ceded

	2021	2020	2019

Recovered claims and benefits	3,363	3,250	3,367

Change in technical provisions	761	310	1

Commissions	163	406	218

Amortization Charges	2	-	-

Total	4,289	3,965	3,586